SECURITIES ACT FILE NO. 33-52742

INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 75	☒

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Nori L. Gabert, Esq.

Vice President and Deputy General Counsel

SunAmerica Asset Management Corp.

2929 Allen Parkway, A28-40

Houston, Texas 77019

(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.

SAFG Retirement Services, Inc.

1 SunAmerica Center, Century City

Los Angeles, California 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on(date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 73 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 73 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 20th day of May 2013.

SUNAMERICA SERIES TRUST
(Registrant)

By	//s// JOHN T. GENOY

John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	//s// JOHN T. GENOY	President (Principal Executive Officer)	May 20, 2013
John T. Genoy

	//s// DONNA M. HANDEL	Vice President, Treasurer and Controller (Principal	May 20, 2013
	Donna M. Handel	Financial and Accounting Officer)

	*	Trustee	May 20, 2013
Garrett F. Bouton

	*	Trustee	May 20, 2013
Carl D. Covitz

	*	Trustee	May 20, 2013
Jana W. Greer

	*	Trustee	May 20, 2013
Jane Jelenko

	*	Trustee	May 20, 2013
Gilbert T. Ray

	*	Trustee	May 20, 2013
Allan L. Sher

	*	Trustee	May 20, 2013
Bruce G. Willison

* By:	//s// NORI L. GABERT		May 20, 2013
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase